Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: May 10, 2023

Payment Date	5/15/2023
Collection Period Start	4/1/2023
Collection Period End	4/30/2023
Interest Period Start	4/17/2023
Interest Period End	5/14/2023

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$123,460,215.03	$34,346,518.08	$89,113,696.95	0.380828	Mar-24
Class A-2 Notes	$508,100,000.00	$—	$508,100,000.00	1.000000	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$1,245,940,215.03	$34,346,518.08	$1,211,593,696.95

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,376,183,531.82	$1,337,808,959.20	0.894414
YSOC Amount	$126,852,115.41	$122,824,060.87
Adjusted Pool Balance	$1,249,331,416.41	$1,214,984,898.33
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$123,460,215.03	4.90000%	ACT/360	$470,520.60
Class A-2 Notes	$508,100,000.00	5.20000%	30/360	$2,201,766.67
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$1,245,940,215.03			$5,181,006.60

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,376,183,531.82	$1,337,808,959.20
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,249,331,416.41	$1,214,984,898.33
Number of Receivables Outstanding	56,637	55,955
Weighted Average Contract Rate	3.90%	3.90%
Weighted Average Remaining Term (months)	57	56

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,333,828.03
Principal Collections	$38,059,538.31
Liquidation Proceeds	$59,138.59
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$42,452,504.93
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$42,452,504.93

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,146,819.61	$1,146,819.61	$—	$—	$41,305,685.32
Interest - Class A-1 Notes	$470,520.60	$470,520.60	$—	$—	$40,835,164.72
Interest - Class A-2 Notes	$2,201,766.67	$2,201,766.67	$—	$—	$38,633,398.05
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$36,705,689.72
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$36,314,179.72
First Allocation of Principal	$—	$—	$—	$—	$36,314,179.72
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$36,256,888.72
Second Allocation of Principal	$3,835,316.70	$3,835,316.70	$—	$—	$32,421,572.02
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$32,361,004.02
Third Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$18,801,004.02
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,729,362.02
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,169,362.02
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,169,362.02
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,778,160.64
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,778,160.64
Remaining Funds to Certificates	$1,778,160.64	$1,778,160.64	$—	$—	$—
Total	$42,452,504.93	$42,452,504.93	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$126,852,115.41
Increase/(Decrease)	$(4,028,054.54)
Ending YSOC Amount	$122,824,060.87

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,249,331,416.41	$1,214,984,898.33
Note Balance	$1,245,940,215.03	$1,211,593,696.95
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	18	$315,034.31
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	30	$59,138.59
Monthly Net Losses (Liquidation Proceeds)			$255,895.72
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			0.13%
Preceding Collection Period			0.15%
Current Collection Period			0.23%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$586,607.53
Cumulative Net Loss Ratio			0.04%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.11%	54	$1,524,147.00
60-89 Days Delinquent	0.04%	23	$539,400.49
90-119 Days Delinquent	0.00%	0	$—
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.15%	77	$2,063,547.49

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$162,357.58
Total Repossessed Inventory		7	$219,463.30

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		23	$539,400.49
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			0.01%
Preceding Collection Period			0.02%
Current Collection Period			0.04%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.40	0.03%	12	0.02%